Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Summary of fair value of options granted
As of December 31,
	2018	2017

Exercise price	$1.02-$1.08	$0.53-$1.7
Expected volatility	66%-69%	38%-88%
Risk-free interest	0.48%-0.83%	0.17%-0.43%
Expected life of up to (years)	3.01-3.56	2.32-3.33

Summary of option activity

	Number of Options	Weighted average exercise price	Weighted Average remaining contractual term (in years)
Outstanding at January 1, 2018 (a)	10,541,954	$0.69
Granted (b)	2,740,000	$1.06
Exercised	(314,415)	$0.21
Forfeited	(1,422,917)	$1.16
Outstanding at December 31, 2018	11,544,622	$0.76	1.49
Exercisable at December 31, 2018	6,914,622		1.14

As of December 31, 2018, there was USD 1,808 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. This cost is expected to be recognized over a weighted-average period of 1.31 years.

(a)	Options Granted during 2016 and 2017

On April 17, 2016, the Company granted to its Chief Financial Officer options to purchase an aggregate of 1,794,205 Ordinary Shares at an exercise price of $0.08 per share. The options vest over 10 quarters until fully vested on June 30, 2018. The Company recorded in its 2018, 2017 and 2016 statement of operations expenses of USD 173, USD 346 and USD 346, respectively, each year in respect of such grant, included in general and administrative expenses.

On January 26, 2017, the Company granted to three members of its Board of directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 1.95 (approximately $0.52 per share at the grant date). The options vest over 12 quarters until fully vested on September 30, 2019. The company recorded in its 2018 and 2017 statement of operations an expense of USD 45 and USD 56, respectively, in respect of such grant, included in general and administrative expenses.

On May 4, 2017, the Company granted to its Chief Executive Officer options to purchase an aggregate of 2,000,000 Ordinary Shares at an exercise price NIS 2.31 (approximately $0.64 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The company recorded in its 2018 and 2017 statement of operations an expense of USD 459 each year, in respect of such grant, included in general and administrative expenses.

On May 4, 2017, the Company granted to three of its senior officers options to purchase an aggregate of 700,000 Ordinary Shares, each, at an exercise price NIS 1.95 (approximately $0.52 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The company recorded in its 2018 and 2017 statement of operations an expense of USD 527 and USD 615, respectively, in respect of such grant.

On August 27, 2017, the Company granted to four members of its board of directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 6.13 (approximately $1.7 per share at the grant date). The options vest over 12 quarters until fully vested on September 30, 2019 for two of the directors and on July 16, 2020 for the other. The company recorded in its 2018 and 2017 statement of operations an expense of USD 102 and USD 107, respectively, in respect of such grant, included in general and administrative expenses.

On November 30, 2017, the Company granted to its Chief Operating Officer options to purchase an aggregate of 700,000 Ordinary Shares at an exercise price NIS 3.78 (approximately $1.08 per share at the date grant). The options vest over 12 quarters until fully vested on September 30, 2020. The company recorded in its 2018 and 2017 statement of operations an expense of USD 95 USD 24, respectively in respect of such grant, included in in Research and Development expenses.

During 2017, the Company granted to its employee’s options to purchase an aggregate of 2,175,000 Ordinary Shares at an average exercise price of $0.96 per share. The options vest over 12 quarters until fully vested.

(b)	Options Granted during 2018

On June 18, 2018, the Company issued options to purchase 100,000 Ordinary Shares to its chairman of the board of directors at an exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested on March 31, 2021. The Company recorded in its statement of operations an expense of USD 4 in respect of such grant, included in General and Administrative expenses.

During 2018, the Company Granted options to purchase 2,640,000 Ordinary Shares to its employees at an average exercise price of NIS 3.78 (approximately $1.06 per share at the grant date). One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested.

Summary of share-based compensation expense
	Year ended December 31,
	2018	2017	2016
	USD in thousands

Research and Development	621	491	--
Marketing and Sales	196	443	--
General and administrative	1,223	1,521	405
Total share-based compensation expense	2,040	2,455	405